Discontinued Operations - Discontinued Operations Discontinued Operations (Depreciation, Amortization and Capital Expenditures) (Details) $ in Millions	12 Months Ended
Sep. 30, 2016 USD ($)
Impairment of Specialty Chemicals goodwill and intangibles	$ 579.4
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Specialty Chemicals Business [Member]
Depreciation, depletion and amortization	57.2
Impairment of Specialty Chemicals goodwill and intangibles	579.4
Capital expenditures	$ (45.2)